Information on Subsidiaries (List of Directly or Indirectly Held Significant Subsidiaries) (Details) $ in Millions	12 Months Ended
Oct. 31, 2025 CAD ($)
North America [Member] | Meloche Monnex Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Meloche Monnex Inc.
Head or principal office	Montreal, Québec
Carrying value of shares owned by the Bank	$ 3,202
North America [Member] | Security National Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Security National Insurance Company
Head or principal office	Montreal, Québec
North America [Member] | Primmum Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Primmum Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Direct Insurance Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Direct Insurance Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD General Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD General Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Home And Auto Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Home and Auto Insurance Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Wealth Holdings Canada Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Holdings Canada Limited
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 12,683
North America [Member] | TD Asset Management Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Asset Management Inc.
Head or principal office	Toronto, Ontario
North America [Member] | GMI Servicing Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	GMI Servicing Inc.
Head or principal office	Winnipeg, Manitoba
North America [Member] | TD Waterhouse Private Investment Counsel Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Private Investment Counsel Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Waterhouse Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Waterhouse Canada Inc.
Head or principal office	Toronto, Ontario
North America [Member] | TD Auto Finance Canada Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Auto Finance (Canada) Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 4,542
North America [Member] | TD Group US Holdings LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Group US Holdings LLC
Head or principal office	Wilmington, Delaware
Carrying value of shares owned by the Bank	$ 75,699
North America [Member] | Toronto Dominion Holdings USA Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Holdings (U.S.A.), Inc.
Head or principal office	New York, New York
North America [Member] | Cowen Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Inc.
Head or principal office	New York, New York
North America [Member] | Cowen Structured Holdings LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Structured Holdings LLC
Head or principal office	New York, New York
North America [Member] | Cowen Structured Holdings Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Structured Holdings Inc.
Head or principal office	New York, New York
North America [Member] | TD Arranged Services LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Arranged Services LLC
Head or principal office	New York, New York
North America [Member] | RCG LV Pearl LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	RCG LV Pearl, LLC
Head or principal office	New York, New York
North America [Member] | Cowen Financial Products LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Financial Products LLC
Head or principal office	New York, New York
North America [Member] | Cowen Holdings Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Holdings, Inc.
Head or principal office	New York, New York
North America [Member] | Cowen CV Acquisition LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen CV Acquisition LLC
Head or principal office	New York, New York
North America [Member] | Cowen Execution Holdco LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Execution Holdco LLC
Head or principal office	New York, New York
North America [Member] | Westminster Research Associates LLC [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Westminster Research Associates LLC
Head or principal office	New York, New York
North America [Member] | RCG Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	RCG Insurance Company
Head or principal office	New York, New York
North America [Member] | TD Prime Services LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Prime Services LLC
Head or principal office	New York, New York
North America [Member] | TD Financial Products LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Financial Products LLC
Head or principal office	Chicago, Illinois
North America [Member] | TD Securities (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (USA) LLC
Head or principal office	New York, New York
North America [Member] | Toronto Dominion (Texas) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (Texas) LLC
Head or principal office	New York, New York
North America [Member] | Toronto Dominion (New York) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (New York) LLC
Head or principal office	New York, New York
North America [Member] | Toronto Dominion Investments LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Investments LLC
Head or principal office	New York, New York
North America [Member] | TD Bank US Holding Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank US Holding Company
Head or principal office	Cherry Hill, New Jersey
North America [Member] | Epoch Investment Partners Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Epoch Investment Partners, Inc.
Head or principal office	New York, New York
North America [Member] | TD Bank USA National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank USA, National Association
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Bank National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank, National Association
Head or principal office	Cherry Hill, New Jersey
North America [Member] | TD Equipment Finance Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Equipment Finance, Inc.
Head or principal office	Mt. Laurel, New Jersey
North America [Member] | TD Private Client Wealth LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Private Client Wealth LLC
Head or principal office	New York, New York
North America [Member] | TD Public Finance LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Public Finance LLC
Head or principal office	New York, New York
North America [Member] | TD Wealth Management Services Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Wealth Management Services Inc.
Head or principal office	Mt. Laurel, New Jersey
North America [Member] | TD Investments Services Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Investment Services Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 68
North America [Member] | TD Life Insurance Company [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Life Insurance Company
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 180
North America [Member] | TD Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Mortgage Corporation
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 14,052
North America [Member] | TD Pacific Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Pacific Mortgage Corporation
Head or principal office	Vancouver, British Columbia
North America [Member] | The Canada Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Canada Trust Company
Head or principal office	Toronto, Ontario
North America [Member] | TD Securities Inc [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities Inc.
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 3,589
North America [Member] | TD Vermillion Holdings Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Vermillion Holdings Limited
Head or principal office	Toronto, Ontario
Carrying value of shares owned by the Bank	$ 24,279
North America [Member] | TD Reinsurance (Barbados) Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Reinsurance (Barbados) Inc.
Head or principal office	St. James, Barbados
International [Member] | Ramius Enterprise Luxembourg Holdco Sarl [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Ramius Enterprise Luxembourg Holdco S.à.r.l.
Head or principal office	Luxembourg, Luxembourg
Carrying value of shares owned by the Bank	$ 49
International [Member] | Cowen Reinsurance S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Cowen Reinsurance S.A.
Head or principal office	Luxembourg, Luxembourg
International [Member] | TD Ireland Unlimited Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Ireland Unlimited Company
Head or principal office	Dublin, Ireland
Carrying value of shares owned by the Bank	$ 2,973
International [Member] | TD Global Finance Unlimited Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Global Finance Unlimited Company
Head or principal office	Dublin, Ireland
International [Member] | TD Securities Japan Co Ltd [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Securities (Japan) Co. Ltd.
Head or principal office	Tokyo, Japan
Carrying value of shares owned by the Bank	$ 12
International [Member] | Toronto Dominion Australia Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion Australia Limited
Head or principal office	Sydney, Australia
Carrying value of shares owned by the Bank	$ 107
International [Member] | TD Bank Europe Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Bank Europe Limited
Head or principal office	London, England
Carrying value of shares owned by the Bank	$ 1,420
International [Member] | Toronto Dominion International Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion International Pte. Ltd.
Head or principal office	Singapore, Singapore
Carrying value of shares owned by the Bank	$ 10,701
International [Member] | TD Execution Services Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	TD Execution Services Limited
Head or principal office	London, England
International [Member] | Toronto Dominion South East Asia Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Toronto Dominion (South East Asia) Limited
Head or principal office	Singapore, Singapore
Carrying value of shares owned by the Bank	$ 1,813